Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 84,468		$ 69,623
Gross
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	84,549		69,764
Gross | Derivatives and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	135		155
Gross | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	868		820
Gross | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	603		96
Gross | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	994		744
Gross | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	64,901		47,310
Gross | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	860		1,734
Gross | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,311		1,892
Gross | Corporate notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	4,934		7,848
Gross | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	385		416
Gross | Common and preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	9,192		8,421
Gross | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	501		483
Gross | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	71,596		50,697
Gross | Level 1 | Derivatives and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	14		10
Gross | Level 1 | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	868		820
Gross | Level 1 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 1 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 1 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	62,237		42,291
Gross | Level 1 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	9		31
Gross | Level 1 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 1 | Corporate notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 1 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 1 | Common and preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	8,470		7,539
Gross | Level 1 | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	12		16
Gross | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	12,929		19,053
Gross | Level 2 | Derivatives and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	121		145
Gross | Level 2 | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	603		96
Gross | Level 2 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	994		744
Gross | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2,664		5,019
Gross | Level 2 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	851		1,703
Gross | Level 2 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,311		1,892
Gross | Level 2 | Corporate notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	4,915		7,839
Gross | Level 2 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	385		416
Gross | Level 2 | Common and preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	717		877
Gross | Level 2 | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	489		467
Gross | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	24		14
Gross | Level 3 | Derivatives and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0
Gross | Level 3 | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 3 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 3 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 3 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 3 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 3 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 3 | Corporate notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	19		9
Gross | Level 3 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Gross | Level 3 | Common and preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	5		5
Gross | Level 3 | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Netting
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(81)	[1]	(141)	[1]
Netting | Derivatives and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	(80)	[1]	(139)	[1]
Netting | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Corporate notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Common and preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	[1]	0	[1]
Netting | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(81)	[1]	(141)	[1]
Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	84,468		69,623
Net | Derivatives and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	55		16
Net | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	868		820
Net | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	603		96
Net | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	994		744
Net | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	64,901		47,310
Net | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	860		1,734
Net | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,311		1,892
Net | Corporate notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	4,934		7,848
Net | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	385		416
Net | Common and preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	9,192		8,421
Net | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 420		$ 342

[1]	These amounts represent the impact of netting derivative assets and derivative liabilities when a legally enforceable master netting agreement exists and fair value adjustments related to our own credit risk and counterparty credit risk.